Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Federal Home Loan Mortgage Corporation (the “Company”)
Banc of America Merrill Lynch Commercial Mortgage Inc.
BofA Securities, Inc.
J.P. Morgan Securities LLC
(collectively, the “Specified Parties”):

Re: FRETE 2026-ML35 Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ML35 Red Data Tape.xlsx” (the “Data File”) provided by the Company on May 18, 2026, containing information on 16 funding loans intended to be tax-exempt loans (the “Loans”), each secured by multifamily mortgage loans secured by 16 related mortgaged properties (the “Mortgaged Properties”) as of June 1, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FRETE 2026-ML35 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, (ii) dollar amounts were within $2.00 for the Data File attribute Maturity Balance and (iii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent per Unit.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.
•	The term “Loan Files” means the electronic copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of any of the source documents.
•	The term “Provided Information” means the Cut-off Date, Calculation Methodology, Instructions and Loan Files.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Loans and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those Compared Attributes with “Provided by Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, as applicable.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 20, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Loan Group	Provided by Company
3	Freddie Mac Loan Number	Continuing Covenant Agreement, Project Note
4	Property Name	Provided by Company
5	Optigo Lender	Governmental Note, Project Note, Continuing Covenant Agreement
6	Address (Street)	Appraisal Report, Engineering Report, USPS Website
7	City	Appraisal Report, Engineering Report, USPS Website
8	County	Appraisal Report, Engineering Report, USPS Website
9	State	Appraisal Report, Engineering Report, USPS Website
10	Metropolitan Statistical Area	MSA Report
11	Zip Code	Appraisal Report, Engineering Report, USPS Website
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Continuing Covenant Agreement
14	Cut-off Date	Provided by Company
15	Original Principal Balance	Project Note
16	Cut-off Balance	Project Note
17	Maturity Balance	Project Note
18	Note Date	Project Note
19	Note Rate	Project Note
20	Rate Type	Project Note
21	Interest Calculation	Project Note
22	First Payment Date	Project Note
23	Maturity Date	Project Note
24	Payment Date	Project Note
25	Late Charge Grace Period (# of days)	Project Note
26	Amortization Type	Project Note
27	Original Amortization Term (months)	Project Note
28	Interest Only Term	Project Note
29	Prepay Provision Description	Project Note, Project Loan Agreement, Funding Loan Agreement
30	Defeasance To Maturity (Y/N)	Funding Loan Agreement, Project Note, Project Loan Agreement
31	Partial Defeasance Permitted (Y/N)	Funding Loan Agreement, Project Note, Project Loan Agreement
32	Appraised Value	Appraisal Report

A- 1

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
33	Appraised Value Type	Appraisal Report
34	Appraisal Firm	Appraisal Report
35	Appraisal Date	Appraisal Report
36	Year Built	Engineering Report, Appraisal Report, Physical Risk Report
37	Year Renovated	Engineering Report, Appraisal Report, Certificate of Substantial Completion (Form G704), Final Site Observation Report, Physical Risk Report
38	Expected Construction Completion Date	Continuing Covenant Agreement, Commitment Letter, Pre-Construction Report
39	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Continuing Covenant Agreement
40	Affordable LI Units (<=80% AMI)	CRA Report
41	Affordable LI Units (<=60% AMI)	CRA Report
42	Affordable VLI Units (<=50% AMI)	CRA Report
43	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Continuing Covenant Agreement
44	# Units - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
45	Elevator (Y/N)	Engineering Report, Appraisal Report
46	FIRREA Eligible (Y/N)	Appraisal Report
47	Zoning Status	Zoning Report, Appraisal Report
48	Lien Position	Final Title Policy, Continuing Covenant Agreement
49	Fee Simple/Leasehold	Security Instrument, Final Title Policy
50	Ground Lease Rent	Ground Lease, Ground Lease Estoppel, Final Title Policy
51	Ground Lease Expiration Date	Ground Lease, Ground Lease Estoppel, Final Title Policy
52	Ground Lease Expiration Date w/ Extensions	Ground Lease, Ground Lease Estoppel, Final Title Policy
53	U/W EGI	Asset Summary Report (Excel or PDF), Investment Brief
54	U/W Expenses	Asset Summary Report (Excel or PDF), Investment Brief
55	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF), Investment Brief
56	U/W NCF	Asset Summary Report (Excel or PDF), Investment Brief
57	Most Recent Period Ending	Asset Summary Report (Excel or PDF)
58	Most Recent EGI	Asset Summary Report (Excel or PDF)
59	Most Recent Expenses	Asset Summary Report (Excel or PDF)
60	Most Recent NCF	Asset Summary Report (Excel or PDF)
61	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF)

A- 2

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
62	2nd Most Recent EGI	Asset Summary Report (Excel or PDF)
63	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF)
64	2nd Most Recent NCF	Asset Summary Report (Excel or PDF)
65	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF)
66	3rd Most Recent EGI	Asset Summary Report (Excel or PDF)
67	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF)
68	3rd Most Recent NCF	Asset Summary Report (Excel or PDF)
69	Occupancy as of Date	Rent Roll
70	Tenant Concentration Type

For Student, Military and Corporate concentrations: Property Inspection and Lease Audit, Investment Brief, Seller Inspection Template, Appraisal Report

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Continuing Covenant Agreement

For any other concentrations: Property Inspection and Lease Audit, Investment Brief, Seller Inspection Template, Appraisal Report, Continuing Covenant Agreement

71	% of Tenant Concentration

For Student, Military and Corporate concentrations: Property Inspection and Lease Audit, Investment Brief, Seller Inspection Template, Appraisal Report

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Continuing Covenant Agreement

For any other concentrations: Property Inspection and Lease Audit, Investment Brief, Seller Inspection Template, Appraisal Report, Continuing Covenant Agreement

72	Non-Compliance Provisions (Y/N)	Continuing Covenant Agreement
73	Rental Subsidy Indicator (Y/N)	Provided by Company
74	Rental Subsidy Type	Provided by Company
75	Regulatory Agreement (Y/N)	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
76	Type of Regulatory Agreement(s)	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
77	Description of Regulatory Agreement(s)	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
78	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements

A- 3

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
79	% Units with Income Restrictions	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements, Appraisal Report
80	% Units with Rent Restrictions	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements, Appraisal Report
81	HAP Maturity Date	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
82	Condo Ownership (% or N/A)	Continuing Covenant Agreement
83	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
84	Environmental Firm	Phase I Environmental Report
85	Phase I Environmental Report Date	Phase I Environmental Report
86	Phase II Recommended (Y/N)	Phase I Environmental Report
87	Phase II Performed (Y/N)	Phase II Environmental Report
88	Phase II Environmental Report Date	Phase II Environmental Report
89	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report
90	Engineering Firm	Engineering Report
91	Engineering Report Date	Engineering Report
92	Immediate Repairs Cost Estimate	Engineering Report
93	Replacement Reserves Cost Estimate per Year	Engineering Report
94	Seismic Firm	Seismic Report
95	Seismic Report Date	Seismic Report
96	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
97	PML Report Required (Y/N)	Seismic Report, Engineering Report
98	PML (%)	Seismic Report
99	Green Advantage	Continuing Covenant Agreement, Green Assessment Report
100	Replacement Reserve (Initial)	Continuing Covenant Agreement, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape
101	Engineering Reserve/Deferred Maintenance (Y/N)	Continuing Covenant Agreement, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape
102	Tax Reserve (Y/N)	Continuing Covenant Agreement, Continuing Covenant Agreement Amendment, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape
103	Insurance Reserve (Y/N)	Continuing Covenant Agreement, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape

A- 4

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
104	Replacement Reserve (Y/N)	Continuing Covenant Agreement, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape
105	Other Reserve Type	Continuing Covenant Agreement, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape
106	Other Reserve - Initial Deposit ($ or N/A)	Continuing Covenant Agreement, List of all Escrow Accounts Held, Settlement Statement, Servicing Tape, Letter of Credit
107	Other Reserve - Contractual Payment ($ or N/A)	Continuing Covenant Agreement, List of all Escrow Accounts Held, Servicing Tape
108	Springing Reserve Type	Continuing Covenant Agreement, Continuing Covenant Agreement Amendment, List of all Escrow Accounts Held, Servicing Tape
109	Springing Reserve Amount ($ or N/A)	Continuing Covenant Agreement, Continuing Covenant Agreement Amendment, List of all Escrow Accounts Held, Servicing Tape
110	Letter of Credit Amount	Letter of Credit, Continuing Covenant Agreement
111	Letter of Credit Description	Letter of Credit, Continuing Covenant Agreement
112	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Continuing Covenant Agreement
113	Specify Accounts for Escrows/Reserves LOC	Continuing Covenant Agreement
114	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
115	Environmental Insurance Expiration Date	Provided by Company
116	Environmental Insurance Carrier (Name or N/A)	Provided by Company
117	Environmental Insurance Carrier Rating	Provided by Company
118	Environmental Insurance Coverage ($ or N/A)	Provided by Company
119	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, Flood Waiver
120	Windstorm Insurance (Y/N)	Property Insurance Certificate, Form 1133
121	Earthquake Insurance Required (Y/N)	Property Insurance Certificate, Form 1133, Seismic Report, Continuing Covenant Agreement
122	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133
123	Terrorism Insurance Expiration Date	Provided by Company
124	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
125	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
126	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
127	Terrorism Insurance Carrier Rating	Provided by Company
128	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
129	Property Insurance Expiration Date	Provided by Company
130	Property Insurance Carrier (Name or N/A)	Provided by Company

A- 5

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
131	Property Insurance Carrier Rating	Provided by Company
132	Property Insurance Coverage ($ or N/A)	Provided by Company
133	Property Insurance Deductible ($ or N/A)	Provided by Company
134	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133
135	Liability Insurance Expiration Date	Provided by Company
136	Liability Insurance Carrier (Name or N/A)	Provided by Company
137	Liability Insurance Carrier Rating	Provided by Company
138	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
139	Liability Insurance Deductible ($ or N/A)	Provided by Company
140	Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement, Continuing Covenant Agreement
141	Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement, Continuing Covenant Agreement
142	Additional Financing In Place (existing) (Y/N)	Continuing Covenant Agreement, Secondary Financing Documents, Investment Brief, Draft Secondary Financing Documents
143	Additional Financing Amount (existing)	Continuing Covenant Agreement, Secondary Financing Documents, Investment Brief, Draft Secondary Financing Documents
144	Additional Financing Description (existing)	Continuing Covenant Agreement, Secondary Financing Documents, Investment Brief, Draft Secondary Financing Documents
145	Future Mezzanine Debt (Y/N)	Continuing Covenant Agreement
146	Future Secondary Financing (Y/N)	Continuing Covenant Agreement
147	Future Secondary Financing Description	Continuing Covenant Agreement
148	Substitution Permitted (Y/N)	Continuing Covenant Agreement, Cross Collateralization Agreement
149	Number of Properties per Loan	Appraisal, Continuing Covenant Agreement, Management Agreement, Assignment of Management Agreement, Final Title Policy, Security Instrument
150	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement, Continuing Covenant Agreement
151	Crossed Loans	Cross Collateralization Agreement, Continuing Covenant Agreement
152	Release (Y or N or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
153	Release Provisions (Description or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
154	Loan Purpose	Continuing Covenant Agreement, Investment Brief, Settlement Statement
155	Borrowing Entity	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents

A- 6

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
156	Entity Type	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents
157	State of Organization	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents
158	Borrower Principal	Provided by Company
159	Borrower Type	Continuing Covenant Agreement
160	Tenants In Common (Y/N)	Continuing Covenant Agreement
161	Delaware Statutory Trust (Y/N)	Project Note, Continuing Covenant Agreement, Borrower Organizational Documents, Assumption Documents, Trust Agreements
162	Independent Director (Y/N)	Continuing Covenant Agreement
163	Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter
164	Assumption Fee	Continuing Covenant Agreement
165	Recourse (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
166	Recourse Description	Project Note, Guaranty Agreement, Continuing Covenant Agreement
167	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement, Assumption Documents
168	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Continuing Covenant Agreement, Assumption Documents
169	Environmental Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
170	Fraud Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
171	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
172	Voluntary Bankruptcy Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
173	Waste Carveout (Y/N)	Project Note, Guaranty Agreement, Continuing Covenant Agreement
174	Borrower/Principal Liquid Assets	Provided by Company
175	Borrower/Principal Net Worth	Provided by Company
176	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
177	Bankruptcy Description (Chapter # or N/A)	Provided by Company
178	Management Company	Management Agreement, Assignment of Management Agreement, Continuing Covenant Agreement
179	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
180	Master Servicing Fee	Provided by Company
181	Trustee Fee	Trustee Fee Bid Letter
182	Master Servicing Surveillance Fee	Provided by Company

A- 7

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
183	Special Servicing Surveillance Fee	Provided by Company
184	CREFC Royalty Fee	CREFC Fee Letter
185	Number of LIHTC Units	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements, Appraisal Report
186	Bond Counsel Name	Opinion of Counsel
187	Tax Credit Syndicator Name	Provided by Company
188	Tax Credit Investor Name	Continuing Covenant Agreement, Limited Partnership Agreements, Operating Agreements, Investment Brief
189	Rental/Income/Age Restrictions (Y/N)	Legal Affordability Summary Report, Continuing Covenant Agreement, Regulatory Agreements
190	Issuer	Governmental Note, Funding Loan Agreement
191	Fiscal Agent Name	Funding Loan Agreement, Continuing Covenant Agreement, Project Note
192	Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement, Assumption Documents
193	Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Agreements, Title Exceptions
194	Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Regulatory Agreements, Title Exceptions, Commitment Letter, Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
195	Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Regulatory Agreements, Title Exceptions
196	First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Regulatory Agreements, Title Exceptions

A- 8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
197	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
198	% of Cut-off Date Loan Group Balance	Respective Cut-off Balance divided by sum of loan group Cut-off Balances.
199	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Project Note.
200	Monthly Debt Service (IO)	Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.
201	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
202	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
203	Remaining Term	Recompute using the Original Loan Term (months), Maturity Date and Cut-off Date.
204	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
205	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
206	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
207	LTV at Maturity	Maturity Balance divided by Appraised Value.
208	U/W NOI	U/W EGI minus U/W Expenses.
209	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
210	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
211	Most Recent NOI	Most Recent EGI minus Most Recent Expenses.
212	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
213	2nd Most Recent NOI	2nd Most Recent EGI minus 2nd Most Recent Expenses.
214	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
215	3rd Most Recent NOI	3rd Most Recent EGI minus 3rd Most Recent Expenses.
216	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
217	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.

B- 1

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
218	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Continuing Covenant Agreement Source Documents.
219	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) or Investment Brief Source Documents.
220	CDCR (Combined DCR)	Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) has a floating interest rate, (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows, (iii) has conditions that provide for the potential forgiveness of the debt, (iv) is owned by the Company, (v) is a pari passu companion loan or (vi) is unsecured. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of any Additional Financing In Place (existing) (Y/N) which is not represented by any of the conditions (i) through (vi) above.
221	CLTV (Combined LTV)	Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) is ‘soft debt’, (ii) has conditions that provide for the potential forgiveness of the debt, (iii) is owned by the Company, (iv) is a pari passu companion loan or (v) is unsecured. Otherwise, sum of Cut-off Balance and any Additional Financing Amount (existing) which is not represented by any of the conditions (i) through (v) above, divided by Appraised Value.
222	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal, excluding entities affiliated with the Tax Credit Investor as disclosed in the Continuing Covenant Agreement.
223	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
224	Net Mortgage Rate	Note Rate minus Administration Fee.

B- 2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document or instruction indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and therefore, we did not perform any procedure.

2.	For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.

3.	For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available, and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.

4.	For the Compared Attribute “Earthquake Insurance Required (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0% or is N/A. Notwithstanding the above, if the Continuing Covenant Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute “Earthquake Insurance Required (Y/N)”.

5.	For the Compared Attribute “PML Report Required (Y/N)”, for Loans when the Compared Attribute “Property Sub-Type” is equal to ‘Manufactured Housing Community’ or contains ‘MHC’, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.	For the Compared Attribute “PML Report Required (Y/N)”, for Loans where a Seismic Report was provided, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute.

7.	For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ and ‘Graduate Students’ in the Source Documents.

8.	For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked for the applicable question.

9.	For the Compared Attribute “Tax Credit Investor Name”, we were instructed by the Company to list all entities with over a 15% ownership interest in the borrower, as identified in the ‘Organizational Chart of Borrower’ in the Source Documents.

10.	For the Compared Attribute “Year Renovated”, we were instructed by the Company to use the year of the value for the Compared Attribute “Expected Construction Completion Date” if the value of the Compared Attribute “Expected Construction Completion Date” was not equal to ‘N/A’.
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11.	For the Compared Attribute “Number of Properties per Loan”, we were instructed by the Company to use ‘1’ as the value for the Compared Attribute when the Source Documents described multiple parcels managed by a single entity.

12.	For Mortgaged Properties with a ‘Taxable Supplemental’ loan identified in the Compared Attribute “Additional Financing Description (existing)”, we were instructed to include such when recomputing the following Recomputed Attributes: “Cut-off Balance Per Unit”, “LTV at Cutoff”, “LTV at Maturity”, “U/W DSCR (NCF)”, “U/W IO DSCR (NCF)”, “Most Recent DSCR (NCF)”, “2nd Most Recent DSCR (NCF)”, and “3rd Most Recent DSCR (NCF)”.

13.	For the Compared Attributes “Appraised Value” and “Appraisal Date”, we were instructed by the Company to use the appraised value and appraisal value date, as shown in the related Appraisal Report, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below. For the Compare Attribute “Appraised Value Type”, we were instructed by the Company to use the appraisal valuation type listed in the “Appraised Value Type” column of the table below.
Property Name	Valuation Type from Appraisal Report	Appraised Value Type
Rye House TEL	Market Value As Is (Restricted)	As-Is (Rent Restrictions)
Santa Fe Apartments And Sangre De Cristo TEL	Hypothetical Value As If Stabilized (HAP - Leased Fee)	As-Stabilized (Rent Restrictions)
Rose Schnitzer Tower TEL	The Subject’s hypothetical leased fee market value of the real estate assuming MUTM Section 8 rents “As Is” (without tax exemption)	As-Is (Rent Restrictions)
Solana Villas TEL	Market Value As Is	As-Is (Rent Restrictions)
Brookhaven Plaza Apartments And Park Place Apartments TEL	Brookhaven Plaza Apartments: Hypothetical Market Value As If Renovated Park Place Apartments: Hypothetical Market Value As If Renovated – Restricted	As-Stabilized (Rent Restrictions)
Lima Towers TEL	Hypothetical Market Value As Complete/Stabilized (MUTM Rents)	As-Stabilized (Rent Restrictions)
EKOS Cadenza TEL	Restricted Value As-Is	As-Is (Rent Restrictions)
Colony Square TEL	Prospective As-Stabilized As-Restricted	As-Stabilized (Rent Restrictions)
Eastwood Manor TEL	Restricted Rent Value Scenarios – Encumbered: Hypothetical Value As If Complete & Stabilized (Renovated) with PILOT	As-Stabilized (Rent Restrictions)
The Plaza At Central Greens TEL	Hypothetical as Stabilized - Restricted with PILOT	As-Stabilized (Rent Restrictions)
Perkins Homes Phase I TEL	As Is (Rent/Income Restricted; Current HAP Contract)	As-Is (Rent Restrictions)
Timberview VIII TEL (f/k/a Glisan Tower)	Hypothetical Value As-If Completed/Stabilized Today at Restricted Rents	As-Stabilized (Rent Restrictions)
The Arbour TEL	As Is Value as Restricted by the LIHTC Program	As-Is (Rent Restrictions)

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Property Name	Valuation Type from Appraisal Report	Appraised Value Type
Sandpiper Terrace TEL	Market Value - As Is , Encumbered	As-Is (Rent Restrictions)
Prestigious Hills TEL	Market Value As Restricted (Renovated)	As-Stabilized (Rent Restrictions)
Willows At Salisbury TEL	Hypothetical Market Value Upon Renovation as if Stabilized Today at Restricted Rents	As-Stabilized (Rent Restrictions)

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